Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

September 23, 2011

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Manning & Napier Funds, Inc.

Post-Effective Amendment No. 92 under the Securities Act of 1933 and Amendment No. 93 under Investment Company Act of 1940

File Nos. 2-92633 and 811-04087

To the Commission:

On behalf of Manning & Napier Funds, Inc. (the “Trust”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust’s Post-Effective Amendment No. 92 to its Registration Statement on Form N-1A (Amendment No. 93 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(2) under the 1933 Act for the purpose of introducing three new series of the Trust, the Non-U.S. Equity Select Series, the Global Equity Select Series and the U.S. Equity Select Series.

If you have any questions or comments concerning this filing, please contact the undersigned at (585) 325-6880.

Very truly yours,

/s/ Amy J. Williams
Amy. J. Williams
Director of Fund Documentation

Enclosures